Property, plant and equipment (Details) - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		€ 298.2	€ 318.2
Depreciation	€ (20.3)	(35.9)	(43.3)	€ 0.0
Impairment	(3.2)	(0.3)	(1.4)	€ 0.0
Property, plant and equipment	318.2	295.4	298.2
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		343.6	343.4
Acquisitions through business combinations			2.5
Additions		38.0	38.0
Transfers			(0.6)
Disposals		(1.2)	(3.3)
Effect of movements in foreign exchange		(17.3)	(36.4)
Property, plant and equipment	343.4	363.1	343.6
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(45.4)	(25.2)
Depreciation		35.9	43.3
Impairment		0.3	1.4
Transfers			0.0
Effect of movements in foreign exchange		13.9	24.5
Property, plant and equipment	(25.2)	(67.7)	(45.4)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		104.7	115.8
Property, plant and equipment	115.8	109.2	104.7
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		110.5	119.2
Acquisitions through business combinations			0.0
Additions		11.6	3.3
Transfers			(1.7)
Disposals		(0.1)	(2.7)
Effect of movements in foreign exchange		(4.6)	(7.6)
Property, plant and equipment	119.2	117.4	110.5
Land and buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(5.8)	(3.4)
Depreciation		6.1	6.5
Impairment		0.0	(0.2)
Transfers			0.0
Effect of movements in foreign exchange		3.7	3.9
Property, plant and equipment	(3.4)	(8.2)	(5.8)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		191.9	200.4
Property, plant and equipment	200.4	185.1	191.9
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		230.3	221.8
Acquisitions through business combinations			2.5
Additions		26.0	34.3
Transfers			1.1
Disposals		(1.1)	(0.6)
Effect of movements in foreign exchange		(12.7)	(28.8)
Property, plant and equipment	221.8	242.5	230.3
Plant and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(38.4)	(21.4)
Depreciation		28.9	35.7
Impairment		0.3	1.6
Transfers			(0.2)
Effect of movements in foreign exchange		10.2	20.5
Property, plant and equipment	(21.4)	(57.4)	(38.4)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		1.6	2.0
Property, plant and equipment	2.0	1.1	1.6
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		2.8	2.4
Acquisitions through business combinations			0.0
Additions		0.4	0.4
Transfers			0.0
Disposals		0.0	0.0
Effect of movements in foreign exchange		0.0	0.0
Property, plant and equipment	2.4	3.2	2.8
Computer equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment		(1.2)	(0.4)
Depreciation		0.9	1.1
Impairment		0.0	0.0
Transfers			0.2
Effect of movements in foreign exchange		0.0	0.1
Property, plant and equipment	€ (0.4)	€ (2.1)	€ (1.2)